CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 521	$ 690
Accounts receivable (Note 7)	1,071	909
Due from related parties	679	571
Other current assets (Note 8)	126	159
Total current assets	2,397	2,329
Property, plant and equipment (Note 9)	31,309	28,969
Other long-term assets:
Regulatory assets (Note 11)	3,857	3,503
Deferred income tax assets (Note 6)	11	7
Intangible assets (Note 10)	650	656
Goodwill	373	373
Other assets (Note 12)	975	761
Total other long-term assets	5,866	5,300
Total assets	39,572	36,598
Current liabilities:
Short-term notes payable (Notes 15 & 17)	100	200
Long-term debt payable within one year (Notes 15, 16 & 17)	925	1,150
Total current liabilities	3,624	3,538
Long-term liabilities:
Long-term debt (Notes 15, 16 & 17)	17,668	15,905
Regulatory liabilities (Note 11)	1,621	1,476
Deferred income tax liabilities (Note 6)	1,799	1,452
Other long-term liabilities (Note 14)	1,804	1,750
Total long-term liabilities	22,892	20,583
Total liabilities	26,516	24,121
Contingencies and Commitments (Notes 29 & 30)
Subsequent Events (Note 32)
Noncontrolling interest subject to redemption (Note 26)	19	19
Equity
Common shares	2,957	2,957
Retained earnings	10,016	9,454
Accumulated other comprehensive loss	(15)	(18)
Hydro One shareholder’s equity	12,958	12,393
Noncontrolling interest (Note 26)	79	65
Total equity	13,037	12,458
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	39,572	36,598
Nonrelated Party
Current liabilities:
Accounts payable and other current liabilities (Note 13)	2,059	1,779
Related Party
Current liabilities:
Accounts payable and other current liabilities (Note 13)	$ 540	$ 409